FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired £ in Millions	Dec. 31, 2018 GBP (£)
The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	£ 3,693
The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	467,064
Loans and advances, loan commitments and financial guarantees	118,514
The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,154
The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	173,849
Loans and advances, loan commitments and financial guarantees	57,897
Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	288,235
Loans and advances, loan commitments and financial guarantees	12,141
Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	53,991
Loans and advances, loan commitments and financial guarantees	753
Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	53,447
Loans and advances, loan commitments and financial guarantees	63,414
Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	15,813
Loans and advances, loan commitments and financial guarantees	21,079
Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	85,706
Loans and advances, loan commitments and financial guarantees	42,713
Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	65,157
Loans and advances, loan commitments and financial guarantees	36,015
Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	39,676
Loans and advances, loan commitments and financial guarantees	246
Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	38,888
Loans and advances, loan commitments and financial guarantees	50
Below Standard, But Not Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	2,917
Below Standard, But Not Impaired [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	20
Below Standard, But Not Impaired [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	2,091
Below Standard, But Not Impaired [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	806
Below Standard, But Not Impaired [member] | Good Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	1,877
Below Standard, But Not Impaired [member] | Good Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	19
Below Standard, But Not Impaired [member] | Good Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	1,858
Below Standard, But Not Impaired [member] | Satisfactory Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	683
Below Standard, But Not Impaired [member] | Satisfactory Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	1
Below Standard, But Not Impaired [member] | Satisfactory Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	156
Below Standard, But Not Impaired [member] | Satisfactory Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	526
Below Standard, But Not Impaired [member] | Lower Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	296
Below Standard, But Not Impaired [member] | Lower Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	27
Below Standard, But Not Impaired [member] | Lower Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	269
Below Standard, But Not Impaired [member] | Below Standard, But Not Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	61
Below Standard, But Not Impaired [member] | Below Standard, But Not Impaired [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	50
Below Standard, But Not Impaired [member] | Below Standard, But Not Impaired [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	11
Stage 1 [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,691
Stage 1 [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	420,968
Loans and advances, loan commitments and financial guarantees	115,463
Stage 1 [member] | The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,154
Stage 1 [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	160,379
Loans and advances, loan commitments and financial guarantees	56,688
Stage 1 [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	257,797
Loans and advances, loan commitments and financial guarantees	12,026
Stage 1 [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	49,299
Loans and advances, loan commitments and financial guarantees	753
Stage 1 [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	47,363
Loans and advances, loan commitments and financial guarantees	61,284
Stage 1 [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	13,419
Loans and advances, loan commitments and financial guarantees	20,469
Stage 1 [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	76,190
Loans and advances, loan commitments and financial guarantees	41,907
Stage 1 [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	58,778
Loans and advances, loan commitments and financial guarantees	35,416
Stage 1 [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	39,618
Loans and advances, loan commitments and financial guarantees	246
Stage 1 [member] | Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	38,883
Loans and advances, loan commitments and financial guarantees	50
Stage 1 [member] | Good Quality [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,586
Stage 1 [member] | Good Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	391,815
Loans and advances, loan commitments and financial guarantees	108,259
Stage 1 [member] | Good Quality [member] | The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,049
Stage 1 [member] | Good Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	142,228
Loans and advances, loan commitments and financial guarantees	52,639
Stage 1 [member] | Good Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	257,740
Loans and advances, loan commitments and financial guarantees	12,024
Stage 1 [member] | Good Quality [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	49,298
Loans and advances, loan commitments and financial guarantees	753
Stage 1 [member] | Good Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	44,314
Loans and advances, loan commitments and financial guarantees	60,379
Stage 1 [member] | Good Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	12,768
Loans and advances, loan commitments and financial guarantees	20,362
Stage 1 [member] | Good Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	50,143
Loans and advances, loan commitments and financial guarantees	35,610
Stage 1 [member] | Good Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	41,279
Loans and advances, loan commitments and financial guarantees	31,474
Stage 1 [member] | Good Quality [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	39,618
Loans and advances, loan commitments and financial guarantees	246
Stage 1 [member] | Good Quality [member] | Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	38,883
Loans and advances, loan commitments and financial guarantees	50
Stage 1 [member] | Satisfactory Quality [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	105
Stage 1 [member] | Satisfactory Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	27,379
Loans and advances, loan commitments and financial guarantees	6,730
Stage 1 [member] | Satisfactory Quality [member] | The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	105
Stage 1 [member] | Satisfactory Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	17,195
Loans and advances, loan commitments and financial guarantees	3,964
Stage 1 [member] | Satisfactory Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	57
Loans and advances, loan commitments and financial guarantees	2
Stage 1 [member] | Satisfactory Quality [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1
Stage 1 [member] | Satisfactory Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,562
Loans and advances, loan commitments and financial guarantees	532
Stage 1 [member] | Satisfactory Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	631
Loans and advances, loan commitments and financial guarantees	106
Stage 1 [member] | Satisfactory Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	24,760
Loans and advances, loan commitments and financial guarantees	6,196
Stage 1 [member] | Satisfactory Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	16,563
Loans and advances, loan commitments and financial guarantees	3,858
Stage 1 [member] | Lower Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,359
Loans and advances, loan commitments and financial guarantees	80
Stage 1 [member] | Lower Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	950
Loans and advances, loan commitments and financial guarantees	54
Stage 1 [member] | Lower Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	72
Loans and advances, loan commitments and financial guarantees	10
Stage 1 [member] | Lower Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	14
Loans and advances, loan commitments and financial guarantees	1
Stage 1 [member] | Lower Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,287
Loans and advances, loan commitments and financial guarantees	70
Stage 1 [member] | Lower Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	936
Loans and advances, loan commitments and financial guarantees	53
Stage 1 [member] | Below Standard, But Not Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	415
Loans and advances, loan commitments and financial guarantees	394
Stage 1 [member] | Below Standard, But Not Impaired [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6
Loans and advances, loan commitments and financial guarantees	31
Stage 1 [member] | Below Standard, But Not Impaired [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	415
Loans and advances, loan commitments and financial guarantees	363
Stage 1 [member] | Below Standard, But Not Impaired [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6
Stage 1 [member] | Below Standard, But Not Impaired [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	31
Stage 1 [member] | Below Standard, But Not Impaired [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	31
Stage 2 [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2
Stage 2 [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	25,308
Stage 2 [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	11,006
Loans and advances, loan commitments and financial guarantees	1,191
Stage 2 [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	13,654
Stage 2 [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	4,048
Stage 2 [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	5,087
Stage 2 [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,933
Loans and advances, loan commitments and financial guarantees	592
Stage 2 [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,558
Stage 2 [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	5,023
Loans and advances, loan commitments and financial guarantees	599
Stage 2 [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	9
Stage 2 [member] | Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2
Stage 2 [member] | Good Quality [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2
Stage 2 [member] | Good Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	13,627
Stage 2 [member] | Good Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	4,283
Loans and advances, loan commitments and financial guarantees	488
Stage 2 [member] | Good Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	10,784
Stage 2 [member] | Good Quality [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,159
Stage 2 [member] | Good Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,737
Stage 2 [member] | Good Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,099
Loans and advances, loan commitments and financial guarantees	488
Stage 2 [member] | Good Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	100
Stage 2 [member] | Good Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	23
Stage 2 [member] | Good Quality [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6
Stage 2 [member] | Good Quality [member] | Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2
Stage 2 [member] | Satisfactory Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,312
Stage 2 [member] | Satisfactory Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,163
Loans and advances, loan commitments and financial guarantees	453
Stage 2 [member] | Satisfactory Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,709
Stage 2 [member] | Satisfactory Quality [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	490
Stage 2 [member] | Satisfactory Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,158
Stage 2 [member] | Satisfactory Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	414
Loans and advances, loan commitments and financial guarantees	70
Stage 2 [member] | Satisfactory Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,442
Stage 2 [member] | Satisfactory Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,259
Loans and advances, loan commitments and financial guarantees	383
Stage 2 [member] | Satisfactory Quality [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3
Stage 2 [member] | Lower Quality [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,509
Stage 2 [member] | Lower Quality [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,898
Loans and advances, loan commitments and financial guarantees	225
Stage 2 [member] | Lower Quality [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	262
Stage 2 [member] | Lower Quality [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	74
Stage 2 [member] | Lower Quality [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	285
Stage 2 [member] | Lower Quality [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	113
Loans and advances, loan commitments and financial guarantees	12
Stage 2 [member] | Lower Quality [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,962
Stage 2 [member] | Lower Quality [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,711
Loans and advances, loan commitments and financial guarantees	213
Stage 2 [member] | Below Standard, But Not Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,860
Stage 2 [member] | Below Standard, But Not Impaired [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	662
Loans and advances, loan commitments and financial guarantees	25
Stage 2 [member] | Below Standard, But Not Impaired [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	899
Stage 2 [member] | Below Standard, But Not Impaired [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	325
Stage 2 [member] | Below Standard, But Not Impaired [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	907
Stage 2 [member] | Below Standard, But Not Impaired [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	307
Loans and advances, loan commitments and financial guarantees	22
Stage 2 [member] | Below Standard, But Not Impaired [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	54
Stage 2 [member] | Below Standard, But Not Impaired [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	30
Loans and advances, loan commitments and financial guarantees	3
Stage 3 [member] | Credit Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	5,397
Loans and advances, loan commitments and financial guarantees	44
Stage 3 [member] | Credit Impaired [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,464
Loans and advances, loan commitments and financial guarantees	18
Stage 3 [member] | Credit Impaired [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,393
Loans and advances, loan commitments and financial guarantees	5
Stage 3 [member] | Credit Impaired [member] | Retail - Mortgages [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	644
Stage 3 [member] | Credit Impaired [member] | Retail - Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	997
Loans and advances, loan commitments and financial guarantees	39
Stage 3 [member] | Credit Impaired [member] | Retail - Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	461
Loans and advances, loan commitments and financial guarantees	18
Stage 3 [member] | Credit Impaired [member] | Commercial [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,958
Stage 3 [member] | Credit Impaired [member] | Commercial [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,356
Stage 3 [member] | Credit Impaired [member] | Other [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	49
Stage 3 [member] | Credit Impaired [member] | Other [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3
Purchased or originated credit-impaired [member] | Credit Impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	15,391
Loans and advances, loan commitments and financial guarantees	90
Purchased or originated credit-impaired [member] | Credit Impaired [member] | Retail - Mortgages [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	15,391
Loans and advances, loan commitments and financial guarantees	£ 90